Cash And Cash Equivalents (Tables)	6 Months Ended
Sep. 30, 2023
Cash And Cash Equivalents [Abstract ]
Schedule of Cash And Cash Equivalents
	As of September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Cash and cash equivalents
Maintained locally	1,000	1,000
Maintained overseas, unrestricted in use	84,108	310,810
Cash and cash equivalents	85,108	311,810